Document And Entity Information	Sep. 22, 2026
Document Information Line Items
Entity Central Index Key	0001979332
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	CENTRAL PLAINS BANCSHARES, INC
Entity Incorporation, State or Country Code	MD
Entity File Number	001-41844
Entity Tax Identification Number	93-2239246
Entity Address, Address Line One	221 South Locust Street
Entity Address, City or Town	Grand Island
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68801
City Area Code	308
Local Phone Number	382-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CPBI
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false